CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Revenue	$ 308,000	$ 527,000
Cost of revenue	180,000	277,000
Gross profit	128,000	250,000
Research and development expenses	11,379,000	5,309,000
General and administrative expenses	8,217,000	1,304,000
Selling and marketing expenses	659,000	634,000
Operating loss	(20,127,000)	(6,997,000)	$ (1,000)	$ (2,523,015)
Interest income	3,000	162,000
Other income (expense), net	666,000	(17,000)		(206,181)
Loss before income taxes	(19,458,000)	(6,852,000)
Income taxes	0	0		199,765
Net loss	(19,458,000)	(6,852,000)	$ (1,000)	$ (2,928,961)
Unrealized loss on available-for-sale securities	(29,000)
Total comprehensive loss	$ (19,487,000)	$ (6,852,000)
Basic and diluted net loss per share, Common stock	$ (0.12)	$ (0.05)	$ 0.00	$ (0.59)
Weighted-average shares used in computing net loss per share, basic and diluted	163,955,593	135,039,812	6,337,784 [1]	7,292,253 [1]
Operating and formation costs			$ 1,000	$ 2,523,015
Other income (expense):
Change in fair value of warrant liabilities	$ 668,000			(1,996,140)
Interest earned on marketable securities held in Trust Account				1,789,959
Loss before income taxes		1,557,297	$ (1,000)	$ (2,729,196)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption				23,619,408
Basic and diluted net income per share, Common stock subject to possible redemption				$ 0.06
Previously Reported [Member]
Other income (expense), net		1,689,871		$ 1,789,959
Net loss		$ 1,225,382		$ (932,821)
Basic and diluted net loss per share, Common stock				$ (0.32)
Weighted-average shares used in computing net loss per share, basic and diluted		6,780,707		7,214,461
Other income (expense):
Change in fair value of warrant liabilities		$ 6,180
Loss before income taxes		$ 1,551,117		$ (733,056)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption				23,705,712

[1]	Excludes an aggregate of 787,500 shares subject to forfeiture at December 31, 2019 (see Note 7).